Expense Example, No Redemption - Class C	Prospectus #1 Macquarie Tax-Free California Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free California Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free California Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free California Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free Idaho Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free New York Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free New York Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free New York Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free New York Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	158	532	930	2,046	164	544	949	2,081	158	525	917	2,016	162	536	934	2,049	163	509	879	1,920